Note 6 - Other Assets	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of other assets [text block]
6.	Other assets:

(thousands of Canadian dollars)
	January 31	October 31	January 31
	2023	2022	2022

Accounts receivable	$3,406	$3,774	$2,938
Prepaid expenses and other	12,950	10,213	11,474
Property and equipment	6,698	6,868	6,905
Right-of-use assets	3,948	4,122	4,643
Deferred income tax asset	2,003	2,128	2,868
Interest rate swap	49	-	-
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets (note 6b)	9,627	9,363	8,934

	$45,388	$43,175	$44,469

a)         In February 2021, the Bank acquired an 11% investment in Canada Stablecorp Inc. (“Stablecorp”) for cash consideration of $953,000. The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income (loss). Amounts recorded in other comprehensive income (loss) will not be reclassified to profit and loss at a later date.

b)         As at January 31, 2023, of total intangible assets were of $9.6 million ( October 31, 2022 - $9.4 million), which includes, $6.6 million ( October 31, 2022 - $6.2 million) in development costs that have been capitalized.